Revenue Information - Disaggregation of Revenue (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Revenues	$ 341,938,110	$ 339,675,845	$ 318,877,564
Group Chatting Services [Member]
Product Information [Line Items]
Revenues	216,386,896	225,367,240	211,760,853
Games Services [Member]
Product Information [Line Items]
Revenues	124,033,272	113,639,697	106,742,196
Others [Member]
Product Information [Line Items]
Revenues	$ 1,517,942	$ 668,908	$ 374,515